Discontinued Operations - General Information (Details) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Mar. 07, 2017	Dec. 30, 2016	Dec. 25, 2015	Dec. 31, 2014
Joint venture
Discontinued Operations
Loss on project		$ 301,500		$ 280,000
Project costs incurred	$ 20,000
Bonds to secure performance		50,000
Fixed Price Contract | Northeastern United States
Discontinued Operations
Charge to operations due to changes in cost estimates			$ 0	64,400
Variable Interest Entity, Not Primary Beneficiary [Member] | Power EPC
Discontinued Operations
Loss on project		$ 154,100		$ 140,000